Note 26 - Subsequent Event (Details)	12 Months Ended	0 Months Ended					1 Months Ended
	Dec. 31, 2013 USD ($)	Mar. 10, 2015 Subsequent Event [Member] Lang Fang Developer [Member] USD ($)	Mar. 10, 2015 Subsequent Event [Member] Lang Fang Developer [Member] CNY	Apr. 15, 2015 Subsequent Event [Member] iSTAR Futures and iSTAR Wealth Management [Member] USD ($)	Mar. 30, 2015 Subsequent Event [Member] iSTAR Futures and iSTAR Wealth Management [Member] USD ($)	Mar. 30, 2015 Subsequent Event [Member] iSTAR Futures and iSTAR Wealth Management [Member] CNY	Apr. 30, 2015 Subsequent Event [Member] Ocean Butterflies Holdings [Member] USD ($)
Note 26 - Subsequent Event (Details) [Line Items]
Income (Loss) from Equity Method Investments	$ 2,773,839	$ 2,100,000	13,000,000
Sale of Stock, Percentage of Ownership before Transaction					100.00%	100.00%
Sale of Stock, Consideration Received on Transaction					6,500,000	50,700,000
Proceeds from Divestiture of Interest in Consolidated Subsidiaries				5,400,000
Proceeds from Sales of Business, Affiliate and Productive Assets							$ 2,168,868